Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Sep. 30, 2013
Amendment flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	82,841,370